Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations [Abstract]
Schedule of financial performance relating to the Apicore business
Year ended December 31	2018	2017	2016
Revenue	$-	$22,759,385	$7,798,838
Expenses	-	(47,936,485)	(9,263,926)
Revaluation of long-term derivative	-	-	20,560,440
Gain on step acquisition	-	-	4,895,573
(Loss) income from discontinued operations	$-	$(25,177,100)	$23,990,925
Income tax recovery (expense)	-	1,847,055	(632,607)
Loss (income) after income tax recovery (expense)	$-	(23,330,045)	23,358,318
Gain on disposition of the Apicore business	-	55,254,236	-
Income from discontinued operations	$-	$31,924,191	$23,358,318

Schedule of cash flow information of Apicore business
Year ended December 31	2018	2017	2016
Net cash flows used in operating activities	$-	$5,210,341	$(1,295,487)
Net cash flows from (used in) investing activities	-	54,326,360	(421,077)
Net cash flows from (used in) financing activities	-	(80,944,373)	44,294,204
Net cash flows used in discontinued operations	$-	$(21,407,672)	$42,577,640